Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 24,221,233	$ 3,511,749	¥ 20,121,126	¥ 11,335,787
Operating costs and expenses:
Total operating costs and expenses	(24,936,496)	(3,615,452)	(26,451,146)	(14,497,967)
Other operating income/(loss), net	(47,526)	(6,891)	(16,821)	2,693
Loss from operations	(762,789)	(110,594)	(6,346,841)	(3,159,487)
Interest income	93,035	13,489	45,324	16,244
Interest expenses	(133,714)	(19,387)	(85,151)	(38,758)
Other (expenses)/income, net	3,327	482	11,439	(6,363)
Changes in fair value of warrant liabilities	0	0	(44,457)	11,450
Loss before income tax	(800,141)	(116,010)	(6,419,686)	(3,176,914)
Income tax expenses	(6,742)	(977)	(9,373)	0
Net loss	(806,883)	(116,987)	(6,429,059)	(3,176,914)
Accretion of redeemable convertible preferred shares. | ¥			(288,380)	(320,301)
Accretion of redeemable noncontrolling interests	(7,490)	(1,086)
Net loss attributable to ordinary shareholders	(814,373)	(118,073)	(6,717,439)	¥ (3,497,215)
Earnings Per Share Basic And Diluted 1 [Abstract]
Basic | ¥ / shares				¥ (54.91)
Diluted | ¥ / shares				¥ (54.91)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted Average Number of Shares Outstanding, Basic				63,690,000
Weighted Average Number of Shares Outstanding, Diluted				63,690,000
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	172,356	24,989	(161,281)	¥ (53,370)
Comprehensive loss	(634,527)	(91,998)	(6,590,340)	(3,230,284)
Accretion of redeemable convertible preferred shares | ¥			(288,380)	(320,301)
Accretion of redeemable noncontrolling interest	(7,490)	(1,086)
Comprehensive loss attributable to ordinary shareholders	¥ (642,017)	$ (93,084)	¥ (6,878,720)	(3,550,585)
Class A and Class B Ordinary Shares. [Member]
Earnings Per Share Basic And Diluted 1 [Abstract]
Basic | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Diluted | (per share)	¥ (2.51)	$ (0.36)	¥ (34.50)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted Average Number of Shares Outstanding, Basic	324,330,913	324,330,913	194,713,891
Weighted Average Number of Shares Outstanding, Diluted	324,330,913	324,330,913	194,713,891
Product [Member]
Revenues:
Revenues	¥ 23,939,480	$ 3,470,898	¥ 19,896,725	11,207,178
Service [Member]
Revenues:
Revenues	281,753	40,851	224,401	128,609
Cost of Goods Sold [Member]
Operating costs and expenses:
Total operating costs and expenses	(16,735,643)	(2,426,440)	(16,076,178)	(9,105,294)
Fulfilment Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(6,114,851)	(886,570)	(7,272,535)	(4,044,230)
Selling and Marketing Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(541,124)	(78,456)	(1,514,504)	(568,705)
Product Development Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(1,003,225)	(145,454)	(905,007)	(321,697)
General and Administrative Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	¥ (541,653)	$ (78,532)	¥ (682,922)	¥ (458,041)